Subsequent Events	3 Months Ended
Jan. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events
On February 20, 2025, 441,163 common shares were issued in respect of RSUs that had been fully vested. The RSUs had a fair value of $594,306 at the time of issuance.